18. Authorizations payable (Tables)	12 Months Ended
Dec. 31, 2020
Authorizations Payable [Abstract]
Schedule of licenses payables

 On December 31, 2020, the Company has the following commitments with ANATEL:

	2020	2019

Renewal of authorizations (i)	188,498	199,363
Updated ANATEL liability (ii)	146,949	126,974
	335,447	326,337
Current portion	(102,507)	(88,614)
Non-current portion	232,940	237,723

(1)	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, renewable for another 15 (fifteen) years. In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue of the region covered by the authorization that ends each biennium. On December 31, 2020, the Company had balances falling due related to renovation of authorizations in the amount of R$ 188,498 (R$ 199,363 on December 31, 2019).

(2)	On December 5, 2014, the company signed the authorization term of the 700 MHz band and paid the equivalent of R$ 1,678 million, recording the remaining balance in the amount of R$ 61 million as commercial liability, according to the payment method provided for in the notice.

Schedule of authorizations payable

The primary authorizations held by TIM S.A. on December 31, 2020, as well as their expiration dates, are shown in the table below:

Expiry date
Terms of authorization	450 MHz	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1800 MHz	1900 MHz and 2100 MHz (3G)	2500 MHz V1 band (4G)	2500 MHz P** band (4G)	700 MHz (4G)
Amapá, Roraima, Pará, Amazonas and Maranhão	-	Mar 2031*	Apr 2023	Apr 2023	Oct 2027	Part of AR92 (PA) – Feb 2024*	Dec 2029
Rio de Janeiro and Espírito Santo	Oct 2027	Mar 2031*	ES - Apr 2023	Apr 2023	Oct 2027	Part of AR21 (RJ) – Feb 2024*	Dec 2029
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except for the municipality of Pelotas and region) and municipalities of Londrina and Tamarana in Paraná	PR – Oct 2027	Mar 2031*	Apr 2023	Apr 2023	Oct 2027	Part of AR61 (DF) – Feb 2024*	Dec 2029
São Paulo	-	Mar 2031*	Countryside – Apr 2023	Apr 2023	Oct 2027	-	Dec 2029
Paraná (except counties of Londrina and Tamarana)	Oct 2027	Sep 2022*	Apr 2023	Apr 2023	Oct 2027	AR41, except Curitiba and the Metropolitan Region – Feb 2024* AR41, Curitiba and Metropolitan Region – July 2031	Dec 2029
Santa Catarina	Oct 2027	Sep 2023*	Apr 2023	Apr 2023	Oct 2027	-	Dec 2029
Municipality and region of Pelotas, in the state of Rio Grande do Sul	-	Apr 2024*	-	Apr 2023	Oct 2027	-	Dec 2029
Pernambuco	-	May 2024*	-	Apr 2023	Oct 2027	Part of AR81 – July 2031	Dec 2029
Ceará	-	Nov 2023*	-	Apr 2023	Oct 2027	-	Dec 2029
Paraíba	-	Dec 2023*	-	Apr 2023	Oct 2027	-	Dec 2029
Rio Grande do Norte	-	Dec 2023*	-	Apr 2023	Oct 2027	-	Dec 2029
Alagoas	-	Dec 2023*	-	Apr 2023	Oct 2027	-	Dec 2029
Piauí	-	Mar 2024*	-	Apr 2023	Oct 2027	-	Dec 2029
Minas Gerais (except the municipalities of Sector 3 of the PGO for 3G radio frequencies and leftovers)	-	Apr 2028*	Apr 2023	Apr 2023	Oct 2027	Part of AR31 – Feb 2030*	Dec 2029
Bahia and Sergipe	-	Aug 2027*	-	Apr 2023	Oct 2027	-	Dec 2029

* Terms already renewed for 15 years, therefore without the right to a new renewal period.

** Only complementary areas in specific states.